UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5565

DWS Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Gold & Precious Metals Fund

	Shares	Value ($)

Common Stocks and Warrants 90.2%
Australia 10.6%
Andean Resources Ltd.*	2,833,453	4,558,659
Kingsgate Consolidated Ltd.*	1,222,342	7,105,023
Mineral Deposits Ltd.*	6,307,000	3,692,401
Newcrest Mining Ltd.	821,092	20,601,603
Regis Resources Ltd.*	5,400,200	2,596,962
Sino Gold Mining Ltd.*	3,149,229	13,933,103
St. Barbara Ltd.*	2,016,000	328,786
Sylvania Resources Ltd.*	3,823,200	3,853,026

(Cost $49,476,558)		56,669,563
Bermuda 0.8%
Aquarius Platinum Ltd. (a) (Cost $8,421,739)	984,996	4,278,006

Canada 47.7%
Agnico-Eagle Mines Ltd.	354,753	20,770,788
Alamos Gold, Inc.* (b)	188,782	1,698,118
Anatolia Minerals Development Ltd.*	1,510,259	3,785,286
Barrick Gold Corp.	1,537,064	53,677,742
Bear Creek Mining Corp.*	1,060,470	1,673,520
Eldorado Gold Corp.*	1,554,225	15,625,209
Exeter Resource Corp.* (c)	387,300	1,186,438
Franco-Nevada Corp.	213,145	5,322,442
Gammon Gold, Inc.*	443,870	3,106,781
Goldcorp, Inc.	1,340,080	50,641,341
Great Basin Gold Ltd.*	686,335	1,000,275
Guyana Goldfields, Inc.* (d)	637,848	2,267,772
IAMGOLD Corp.	1,596,069	16,920,035
Kinross Gold Corp.	2,289,753	45,168,022
Kinross Gold Corp. (Warrants) Expiration Date 9/3/2013*	134,683	575,114
Red Back Mining, Inc.* (a)	799,152	7,425,863
Romarco Minerals, Inc.* (e)	2,808,800	2,398,790
Sandstorm Resources, Inc.*	4,095,800	1,786,982
Sandstorm Resources, Inc. (Warrants) Expiration Date 4/23/2014*	2,047,900	437,240
Silver Wheaton Corp.*	798,097	7,326,530
Yamana Gold, Inc.	1,349,125	12,804,162

(Cost $214,522,460)		255,598,450
China 1.7%
Zijin Mining Group Co., Ltd. "H" (Cost $6,442,876)	10,000,000	9,367,681
Papua New Guinea 3.5%
Lihir Gold Ltd.* (Cost $18,665,059)	8,208,947	19,017,576
Peru 1.0%
Compania de Minas Buenaventura SA (ADR) (Cost $3,968,891)	202,634	5,278,616
South Africa 12.4%
AngloGold Ashanti Ltd.	779,358	29,728,088
AngloGold Ashanti Ltd. (ADR)	81,655	3,200,876
Gold Fields Ltd.	727,300	8,664,805
Harmony Gold Mining Co., Ltd.*	432,700	3,914,374
Impala Platinum Holdings Ltd. (ADR)	863,450	20,964,566

(Cost $67,429,308)		66,472,709
United Kingdom 3.5%
Randgold Resources Ltd. (ADR) (Cost $11,287,155)	297,901	18,505,610
United States 9.0%
Newmont Mining Corp. (Cost $51,016,005)	1,167,200	48,263,720

Total Common Stocks and Warrants (Cost $431,230,051)		483,451,931
Exchange-Traded Fund 0.8%
SPDR Gold Trust* (Cost $4,090,793)	45,000	4,200,750
	Troy Ounces	Value ($)

Commodities 0.9%
Gold Bullion* (Cost $4,255,879)	5,171	4,933,304

	Shares	Value ($)

Cash Equivalents 8.3%
Cash Management QP Trust, 0.27% (f) (Cost $44,548,020)	44,548,020	44,548,020
	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $484,124,743) †	100.2	537,134,005
Other Assets and Liabilities, Net	(0.2)	(1,095,222)

Net Assets	100.0	536,038,783

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $493,105,627. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $44,028,378. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $86,608,131 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $42,579,753.

(a)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(b)	Security is listed in country of domicile. Significant business activities of company are in Mexico.
(c)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(d)	Security is listed in country of domicile. Significant business activities of company are in Guyana.
(e)	Security is listed in country of domicile. Significant business activities of company are in Mexico and the United States.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
SPDR: Standard & Poor's Depositary Receipt

At July 31, 2009, the DWS Gold & Precious Metals Fund had the following Quality Distribution:
Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Premier producing companies	60%

Group II:
Major established producers	28%

Group III:
Junior producers with medium cost production	6%

Group IV:
Companies with some production on stream or in start-up	3%

Group V:
Primarily exploration companies with or without mineral resources	3%
100%

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments, such as swaps, futures, and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivative positions. As of July 31, 2009, the Fund held $4,545,000 in the Subsidiary, representing 0.8% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(g)
Australia	$ 1,129,543	$ 55,540,020	$ —	$ 56,669,563
Bermuda	—	4,278,006	—	4,278,006
Canada	255,598,450	—	—	255,598,450
China	—	9,367,681	—	9,367,681
Papua New Guinea	—	19,017,576	—	19,017,576
Peru	5,278,616	—	—	5,278,616
South Africa	24,165,442	42,307,267	—	66,472,709
United Kingdom	18,505,610	—	—	18,505,610
United States	48,263,720	—	—	48,263,720
Exchange-Traded Fund	4,200,750	—	—	4,200,750
Commodities	4,933,304	—	—	4,933,304
Short-Term Investments(g)	—	44,548,020	—	44,548,020
Total	$ 362,075,435	$ 175,058,570	$ —	$ 537,134,005

(g)	See Consolidated Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009